Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,286,133.52
Total Fee Amount	730.01
Total Offset Amount	0.00
Net Fee	$ 730.01
Offering Table N/A
Offset Table N/A	N/A